EQUITY INCENTIVE PLAN (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Equity Incentive Plan
SCHEDULE OF FAIR VALUE OF STOCK OPTION ASSUMPTIONS	Assumptions used in the pricing model are as provided below.
Risk-free interest rate	1.55%
Exercise price	$20.70
Expected life	5 years
Expected volatility	44.12%
Expected dividends	-

SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s stock option plan and changes during the six months ended June 30, 2022 is as follows:

	Number of options	Weighted average exercise price
Balance - beginning of the year	-	$-
Granted	18,641	20.70
Exercised	-	-
Cancelled	-	-
Balance - end of period	18,641	$20.70